Deferred income tax assets and liabilities (Movements in deferred income tax liabilities without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ (3,431,347)	¥ (3,819,609)
Business combination (Note 40)	(3,456,443)	(132,329)
Disposal of subsidiaries (Note 6)	95,891
Credited to profit or loss	599,725	299,131
(Charged) /credited to other comprehensive loss	342,739	270,175
Currency translation differences	(21,731)	(48,715)
End of the year	(5,871,166)	(3,431,347)
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(18,399)	0
Business combination (Note 40)	0	0
Disposal of subsidiaries (Note 6)	0
Credited to profit or loss	0	0
(Charged) /credited to other comprehensive loss	(5,558)	(26,530)
Currency translation differences	(304)	8,131
End of the year	(24,261)	(18,399)
Fair value gains [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(348,537)	(645,242)
Business combination (Note 40)	(1,736)	0
Disposal of subsidiaries (Note 6)	0
Credited to profit or loss	0	0
(Charged) /credited to other comprehensive loss	348,297	296,705
Currency translation differences	0	0
End of the year	(1,976)	(348,537)
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(891,155)	(904,173)
Business combination (Note 40)	(148,129)	(10,423)
Disposal of subsidiaries (Note 6)	1,761
Credited to profit or loss	27,457	24,948
(Charged) /credited to other comprehensive loss	0	0
Currency translation differences	(540)	(1,507)
End of the year	(1,010,606)	(891,155)
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(1,149,054)	(1,291,706)
Business combination (Note 40)	(3,209,672)	0
Disposal of subsidiaries (Note 6)	22,162
Credited to profit or loss	525,780	169,088
(Charged) /credited to other comprehensive loss	0	0
Currency translation differences	(9,490)	(26,436)
End of the year	(3,820,274)	(1,149,054)
Power generation license [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(654,363)	(625,460)
Business combination (Note 40)	0	0
Disposal of subsidiaries (Note 6)	0
Credited to profit or loss	0	0
(Charged) /credited to other comprehensive loss	0	0
Currency translation differences	(11,397)	(28,903)
End of the year	(665,760)	(654,363)
Mining rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(129,383)	(157,215)
Business combination (Note 40)	0	0
Disposal of subsidiaries (Note 6)	0
Credited to profit or loss	0	27,832
(Charged) /credited to other comprehensive loss	0	0
Currency translation differences	0	0
End of the year	(129,383)	(129,383)
Territorial water use right [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(72,432)	(74,201)
Business combination (Note 40)	0	0
Disposal of subsidiaries (Note 6)	68,696
Credited to profit or loss	1,327	1,769
(Charged) /credited to other comprehensive loss	0	0
Currency translation differences	0	0
End of the year	(2,409)	(72,432)
Others [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(168,024)	(121,612)
Business combination (Note 40)	(96,906)	(121,906)
Disposal of subsidiaries (Note 6)	3,272
Credited to profit or loss	45,161	75,494
(Charged) /credited to other comprehensive loss	0	0
Currency translation differences	0	0
End of the year	¥ (216,497)	¥ (168,024)